COMMON SHARES (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Number of warrants outstanding, beginning	3,014,246	0
Number Of Warrants Granted	0	3,014,246
Number Of Warrants Exercised	0	0
Number Of Warrants Expired	0	0
Number of warrants outstanding, ending	3,014,246	3,014,246
Weighted average exercise price outstanding, beginning	$ 0.25	$ 0
Weighted Average Exercise Price Granted	0	0.25
Weighted Average Exercise Price Exercised	0	0
Weighted Average Exercise Price Expired	0	0
Weighted average exercise price outstanding, ending	$ 0.25	$ 0.25
Performance Shares [Member]
Number of warrants outstanding, beginning	0
Number Of Warrants Granted	4,000,000
Number Of Warrants Exercised	0
Number Of Warrants Expired	0
Number of warrants outstanding, ending		0
Weighted Average Exercise Price Granted	$ 0.00
Weighted Average Exercise Price Exercised	0.00
Weighted Average Exercise Price Expired	$ 0.00
Number of warrants outstanding, ending	4,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.00
Weighted Average Exercise Price Outstanding, Ending	$ 0.00	$ 0.00